Segment Information (Details) $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Total net book value of long-lived assets	$ 427,860	$ 443,625
Total net book value of intangible assets	67,074	70,897
Goodwill	104,096	104,096
Deposits for vessels, port terminals and other fixed assets	44,254	23,225
Barge/Cabotage Business Segment
Total net book value of intangible assets	23,378	26,195
Vessels, including constructions in progress
Total net book value of long-lived assets	354,570	360,750
Cabotage Business Segment
Goodwill	41,086	41,086
Barge Business Segment
Goodwill	40,868	40,868
Port Terminal Business Segment, including constructions in progress
Total net book value of long-lived assets	114,272	102,236
Total net book value of intangible assets	43,696	44,702
Goodwill	$ 22,142	$ 22,142
Oceangoing product tanker vessels
Number of vessels	6
Self-propelled barges
Number of vessels	2
Bunker Vessel
Number of vessels	1